Schedule of Investments PIMCO Flexible Municipal Income Fund	March 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 98.8% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
Fairbanks Square Affordable Housing 6.070% due 10/01/2030 «	$6,193	$6,536

Total Loan Participations and Assignments (Cost $6,535)		6,536

CORPORATE BONDS & NOTES 3.0%
BANKING & FINANCE 1.3%
Benloch Ranch Improvement Association No. 2 10.000% due 12/01/2051 «	10,000	9,720
Credit Suisse AG AT1 Claim ^	3,000	173
Reagan Ranch Development LLC 8.500% due 09/01/2031 «	8,500	8,069
Toll Road Investors Partnership LP 0.000% due 02/15/2043 (d)	11,346	3,137
VM Fund LLC 8.625% due 02/28/2031 «	1,458	1,346

		22,445

INDUSTRIALS 1.7%
Adventist Health System 3.630% due 03/01/2049	5,000	3,730
CommonSpirit Health 4.187% due 10/01/2049	7,000	5,730
Cottage Health Obligated Group 3.304% due 11/01/2049	4,160	3,092
Integris Baptist Medical Center, Inc. 3.875% due 08/15/2050	2,000	1,551
Toledo Hospital
4.982% due 11/15/2045	1,000	626
5.325% due 11/15/2028	6,350	5,298
Tower Health 4.451% due 02/01/2050	12,250	5,390
Wild Rivers Water Park 8.500% due 11/01/2051	5,300	4,022

		29,439

Total Corporate Bonds & Notes (Cost $55,826)		51,884

MUNICIPAL BONDS & NOTES 87.6%
ALABAMA 1.8%
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2021 4.000% due 06/01/2051	3,520	3,471
Central Etowah County, Alabama Solid Waste Disposal Authority Revenue Bonds, Series 2020 6.000% due 07/01/2045	1,000	1,072
Jefferson County, Alabama Sewer Revenue Bonds, (AGM Insured), Series 2013 0.000% due 10/01/2050 (e)	2,500	2,564
Jefferson County, Alabama Sewer Revenue Bonds, Series 2013 0.000% due 10/01/2046 (e)	1,000	1,031
Lower Alabama Gas District Revenue Bonds, Series 2016 5.000% due 09/01/2046	1,375	1,420
Lower Alabama Gas District Revenue Bonds, Series 2020 4.000% due 12/01/2050	7,000	6,941
Selma Industrial Development Board, Alabama Revenue Bonds, Series 2019 2.000% due 11/01/2033	500	481
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2022 5.000% due 05/01/2053	2,500	2,577
Tuscaloosa County, Alabama Industrial Development Authority Revenue Bonds, Series 2019 4.500% due 05/01/2032	12,518	10,970

		30,527

ALASKA 0.5%
Alaska Industrial Development & Export Authority Revenue Bonds, (NPFGC Insured), Series 2005 0.000% due 03/01/2025 (d)	2,400	2,186

Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	March 31, 2023 (Unaudited)

Municipality of Anchorage, Alaska Solid Waste Services Revenue Bonds, Series 2022 5.250% due 11/01/2062	5,450	5,847

		8,033

ARIZONA 1.3%
Arizona Industrial Development Authority Revenue Bonds, Series 2019
4.000% due 01/01/2033	500	307
4.500% due 01/01/2039	1,615	899
4.500% due 01/01/2049	1,000	570
5.000% due 01/01/2030	645	459
5.000% due 01/01/2054	3,000	1,823
5.125% due 01/01/2054	3,000	1,561
Arizona Industrial Development Authority Revenue Bonds, Series 2021
6.000% due 07/01/2051 ^(b)	1,500	975
7.750% due 01/01/2054	1,250	689
Arizona Industrial Development Authority Revenue Notes, Series 2019
5.000% due 01/01/2027	555	446
5.000% due 01/01/2028	585	455
5.000% due 01/01/2029	1,510	1,197
Arizona Industrial Development Authority Revenue Notes, Series 2021 5.500% due 07/01/2031 ^(b)	325	211
Chandler Industrial Development Authority, Arizona Revenue Bonds, Series 2022 5.000% due 09/01/2052	7,050	7,391
Industrial Development Authority of the County, Arizona of Pima Revenue Bonds, Series 2020 5.000% due 07/01/2049	1,500	1,342
Maricopa County, Arizona Industrial Development Authority Revenue Notes, Series 2016 3.500% due 07/01/2026	1,015	983
Salt Verde Financial Corp., Arizona Revenue Bonds, Series 2007 5.000% due 12/01/2037	3,000	3,133

		22,441

ARKANSAS 0.2%
Arkansas Development Finance Authority Revenue Bonds, Series 2020 4.750% due 09/01/2049	3,585	3,302

CALIFORNIA 11.7%
Alameda Corridor Transportation Authority, California Revenue Bonds, Series 2022
0.000% due 10/01/2047 (e)	4,500	2,317
0.000% due 10/01/2050 (e)	2,000	1,014
Antelope Valley Healthcare District, California Revenue Notes, Series 2016 5.000% due 03/01/2026	315	320
California Community Choice Financing Authority Revenue Bonds, Series 2021 4.000% due 02/01/2052	3,905	3,856
California Community Choice Financing Authority Revenue Bonds, Series 2023 5.250% due 01/01/2054	13,400	13,723
California Community Housing Agency Revenue Bonds, Series 2019 5.000% due 04/01/2049	8,085	6,961
California Community Housing Agency Revenue Bonds, Series 2021
4.000% due 02/01/2043	1,465	1,199
4.000% due 02/01/2056	8,705	6,484
California Community Housing Agency Revenue Bonds, Series 2022 4.500% due 08/01/2052	2,500	2,103
California County Tobacco Securitization Agency Revenue Bonds, Series 2020 0.000% due 06/01/2055 (d)	5,200	878
California Department of Water Resources State Revenue Bonds, Series 2020 1.789% due 12/01/2035	2,135	1,550
California Department of Water Resources State Revenue Bonds, Series 2021 2.132% due 12/01/2033	2,500	1,993
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020 3.650% due 01/01/2050	20,000	20,005
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2021
0.000% due 01/01/2061 (d)	2,970	143
4.000% due 05/01/2051	3,685	3,409
4.670% (MUNIPSA) due 12/01/2050 ~	1,750	1,693
California Infrastructure & Economic Development Bank Revenue Notes, Series 2016 5.000% due 07/01/2026	2,000	2,132
California Municipal Finance Authority Certificates of Participation Bonds, (AGM Insured), Series 2022 5.250% due 11/01/2052	2,000	2,137
California Municipal Finance Authority Revenue Bonds, Series 2020 5.000% due 07/01/2052	1,000	897
California Municipal Finance Authority Revenue Bonds, Series 2021
4.000% due 11/01/2036	3,655	3,386
4.000% due 09/01/2050 (g)	2,000	1,595
California Municipal Finance Authority Revenue Notes, Series 2021 3.637% due 07/01/2030	1,480	1,279
California Pollution Control Financing Authority Revenue Bonds, Series 2019 7.500% due 12/01/2039 ^(b)	2,500	125
California Pollution Control Financing Authority Revenue Notes, Series 2019 6.750% due 12/01/2028	3,275	2,396
California Public Finance Authority Revenue Bonds, Series 2019 6.250% due 07/01/2054	1,500	1,592
California State University Revenue Bonds, Series 2021 2.144% due 11/01/2033	1,500	1,181

Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	March 31, 2023 (Unaudited)

California Statewide Communities Development Authority Revenue Bonds, Series 2016 5.250% due 12/01/2056	5,500	5,354
CMFA Special Finance Agency VII, California Revenue Bonds, Series 2021 4.000% due 08/01/2047	2,730	2,120
CMFA Special Finance Agency VIII, California Revenue Bonds, Series 2021 4.000% due 08/01/2047	3,165	2,482
CMFA Special Finance Agency, California Revenue Bonds, Series 2021
4.000% due 08/01/2045	5,500	4,380
4.000% due 12/01/2045	3,500	2,771
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2021
2.650% due 12/01/2046	1,000	769
3.100% due 07/01/2045	2,500	1,900
3.400% due 10/01/2046	1,300	973
3.500% due 10/01/2046	4,200	3,168
4.000% due 07/01/2056	5,695	4,133
4.000% due 08/01/2056	3,800	2,924
4.000% due 10/01/2056	2,000	1,473
4.000% due 02/01/2057	5,500	3,878
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2022
0.000% due 09/01/2062 (e)	11,000	5,382
4.300% due 07/01/2059	5,000	4,205
5.000% due 09/01/2037	2,895	2,747
Firebaugh, California Revenue Notes, Series 2019 2.050% due 08/01/2029	1,350	1,146
Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2019 4.094% due 01/15/2049	2,500	2,204
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
0.000% due 06/01/2066 (d)	123,645	12,559
2.746% due 06/01/2034	1,100	920
3.850% due 06/01/2050	10,900	9,863
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2022 5.000% due 06/01/2051	1,900	1,990
Inland Empire Tobacco Securitization Corp., California Revenue Bonds, Series 2019 3.678% due 06/01/2038	3,540	3,314
Long Beach, California Senior Airport Revenue Refunding Bonds, (AGM Insured), Series 2022 5.250% due 06/01/2047	2,000	2,149
Los Angeles Department of Airports, California Revenue Bonds, Series 2019 4.000% due 05/15/2049	4,430	4,236
Mount San Jacinto Community College District, California General Obligation Bonds, Series 2018 4.000% due 08/01/2043	3,250	3,289
Rio Hondo Community College District, California General Obligation Bonds, Series 2022 0.000% due 08/01/2046 (d)	4,000	1,316
River Islands Public Financing Authority, California Special Tax, Series 2022 5.750% due 09/01/2052	3,000	2,988
Sacramento County, California Special Tax Bonds, Series 2022 5.000% due 09/01/2042	4,500	4,571
Sacramento, California Special Tax Bonds, Series 2021 4.000% due 09/01/2050	1,000	838
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2021 4.000% due 07/01/2046	1,000	952
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2014 5.000% due 05/01/2044	8,000	8,026
San Francisco, California Special Tax District, City & County Special Tax Notes, Series 2021 4.000% due 09/01/2031	150	151
Santa Clara Unified School District, California General Obligation Bonds, Series 2019 4.000% due 07/01/2048	1,000	1,004
Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2021
0.000% due 06/01/2060 (d)	21,000	3,526
4.000% due 06/01/2049	1,750	1,581
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019
0.000% due 06/01/2054 (d)	1,000	183
5.000% due 06/01/2031	500	552
5.000% due 06/01/2032	1,000	1,102
5.000% due 06/01/2048	1,540	1,566

		203,053

COLORADO 2.4%
Aurora Highlands Community Authority Board, Colorado Revenue Bonds, Series 2021 5.750% due 12/01/2051	4,000	3,613
Bradley Heights Metropolitan District No 2, Colorado General Obligation Bonds, Series 2021 4.750% due 12/01/2051	5,750	4,329
Clear Creek Transit Metropolitan District No 2, Colorado General Obligation Bonds, Series 2021
5.000% due 12/01/2050	1,000	864
7.900% due 12/15/2050	1,125	1,017
Colorado Health Facilities Authority Revenue Bonds, Series 2019 4.000% due 08/01/2049	1,000	893
Colorado Health Facilities Authority Revenue Bonds, Series 2022 5.500% due 11/01/2047	4,000	4,332
Colorado International Center Metropolitan District No 7 General Obligation Bonds, Series 2021 0.000% due 12/01/2051 (e)	6,375	3,444
Denver, Colorado Airport System City & County Revenue Bonds, Series 2022 5.000% due 11/15/2047	3,000	3,286
Dominion Water & Sanitation District, Colorado Revenue Bonds, Series 2022 5.875% due 12/01/2052	1,250	1,224

Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	March 31, 2023 (Unaudited)

Dominion Water & Sanitation District, Colorado Revenue Notes, Series 2022
5.000% due 12/01/2027	2,185	2,173
5.250% due 12/01/2032	3,170	3,156
Harvest Crossing Metropolitan District No 4, Colorado General Obligation Bonds, Series 2022 7.250% due 12/01/2052	2,500	2,420
Longs Peak Metropolitan District, Colorado General Obligation Bonds, Series 2021 5.250% due 12/01/2051	2,500	2,119
Rampart Range Metropolitan District No 5, Colorado Revenue Bonds, Series 2021 4.000% due 12/01/2036	1,250	1,051
Regional Transportation District, Colorado Revenue Bonds, Series 2020 4.000% due 07/15/2038	1,150	1,125
Reunion Metropolitan District, Colorado Revenue Bonds, Series 2021 3.625% due 12/01/2044	1,962	1,441
Senac South Metropolitan District No 1, Colorado General Obligation Bonds, Series 2021 5.250% due 12/01/2051	2,915	2,503
Third Creek Metropolitan District No 1, Colorado General Obligation Bonds, Series 2022 4.750% due 12/01/2051	1,000	768
Transport Metropolitan District No 3, Colorado General Obligation Bonds, Series 2021 5.000% due 12/01/2051	500	401
Village Metropolitan District, Colorado General Obligation Bonds, Series 2020 5.000% due 12/01/2040	1,000	959

		41,118

CONNECTICUT 1.7%
Connecticut Special Tax Revenue State Special Tax Bonds, Series 2020 4.000% due 05/01/2039	1,350	1,372
Connecticut Special Tax State Revenue Bonds, Series 2022 5.000% due 07/01/2041	10,000	11,280
Connecticut State General Obligation Bonds, Series 2019 5.000% due 04/15/2039	1,000	1,091
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2001 3.500% due 07/01/2036	16,450	16,450

		30,193

DELAWARE 1.9%
Affordable Housing Opportunities Trust, Delaware Revenue Bonds, Series 2022
4.942% due 04/01/2039	4,655	5,008
5.022% due 04/01/2039	21,460	21,321
7.120% due 04/01/2039	3,785	3,701
7.570% due 04/01/2039	865	883
Delaware State Economic Development Authority Revenue Bonds, Series 2020 1.250% due 10/01/2045	2,500	2,292

		33,205

FLORIDA 1.6%
Avenir Community Development District, Florida Special Assessment Bonds, Series 2023 5.375% due 05/01/2043	3,000	2,894
Babcock Ranch Community Independent Special, Florida Special Assessment Bonds, Series2022 5.000% due 05/01/2053	1,500	1,400
Capital Projects Finance Authority, Florida Revenue Bonds, Series 2020
5.000% due 10/01/2031	1,500	1,573
5.000% due 10/01/2032	1,350	1,411
Capital Projects Finance Authority, Florida Revenue Notes, Series 2020 5.000% due 10/01/2030	1,600	1,684
Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2018
5.000% due 07/01/2033 ^(b)	500	175
5.000% due 07/01/2043 ^(b)	250	20
5.250% due 07/01/2048 ^(b)	250	20
Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2020 0.000% due 01/01/2035 (d)	2,770	1,093
Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2021 0.000% due 01/01/2061 (d)	5,810	270
Charlotte County Industrial Development Authority, Florida Revenue Bonds, Series 2021 4.000% due 10/01/2041	3,000	2,515
Greater Orlando Aviation Authority, Florida Revenue Bonds, Series 2015 5.000% due 10/01/2040	5,000	5,099
Hernando County, Florida Revenue Bonds, Series 2022 5.250% due 06/01/2052	2,000	2,189
Midtown Miami Community Development District, Florida Special Assessment Bonds, Series 2014 5.000% due 05/01/2029	1,500	1,500
Osceola County, Florida Transportation Revenue Bonds, Series 2020 0.000% due 10/01/2035 (d)	1,250	670
Palm Beach County, Florida Revenue Bonds, Series 2021 5.000% due 06/01/2057	500	430
Polk County, Florida Industrial Development Authority Revenue Bonds, Series 2020 5.875% due 01/01/2033	2,130	2,143
St Johns County, Florida Industrial Development Authority Revenue Bonds, Series 2021 4.000% due 12/15/2036	1,000	842
Tampa, Florida Revenue Bonds, Series 2020
0.000% due 09/01/2042 (d)	1,000	405
0.000% due 09/01/2045 (d)	1,850	615
5.000% due 07/01/2031	350	389

Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	March 31, 2023 (Unaudited)

5.000% due 07/01/2034	275	300
5.000% due 07/01/2035	650	701

		28,338

GEORGIA 2.6%
Atlanta Department of Aviation, Georgia Revenue Bonds, Series 2019 4.000% due 07/01/2036	3,000	3,032
Atlanta Development Authority, Georgia Revenue Bonds, Series 2017 7.000% due 01/01/2040 ^(b)	400	180
Burke County, Georgia Development Authority Revenue Bonds, Series 2013 2.925% due 11/01/2053	1,000	993
Burke County, Georgia Development Authority Revenue Bonds, Series 2017 4.125% due 11/01/2045	1,500	1,371
Development Authority of Monroe County, Georgia Revenue Bonds, Series 2013 1.500% due 01/01/2039	1,000	953
Fulton County, Georgia Residential Care Facilities for the Elderly Authority Revenue Bonds, Series 2021 4.000% due 04/01/2056	2,000	1,282
Main Street Natural Gas Inc, Georgia Revenue Bonds, Series 2021 4.000% due 07/01/2052	3,500	3,500
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2018 3.954% (0.67*US0001M + 0.830%) due 08/01/2048 ~	1,000	1,002
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2021 4.000% due 05/01/2052	6,350	6,237
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2022 4.000% due 09/01/2052	3,500	3,424
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2023
5.000% due 06/01/2053	5,000	5,219
5.000% due 07/01/2053	1,500	1,588
Municipal Electric Authority of Georgia Revenue Bonds, Series 2019
4.000% due 01/01/2049	2,000	1,839
5.000% due 01/01/2048	1,000	1,008
5.000% due 01/01/2059	4,500	4,547
Municipal Electric Authority of Georgia Revenue Bonds, Series 2022 4.500% due 07/01/2063	8,000	7,695
Municipal Electric Authority of Georgia Revenue Bonds, Series 2023 5.500% due 07/01/2064	2,000	2,082

		45,952

GUAM 0.1%
Guam Department of Education Certificates of Participation Notes, Series 2020 4.250% due 02/01/2030	1,500	1,517

IDAHO 0.3%
Spring Valley Community Infrastructure District No 1, Idaho Special Assessment Bonds, Series 2021 3.750% due 09/01/2051	7,000	5,121

ILLINOIS 4.8%
Chicago Board of Education, Illinois General Obligation Bonds, Series 2015 5.250% due 12/01/2035	2,000	2,022
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2017 5.000% due 01/01/2052	1,000	1,024
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2022
5.250% due 01/01/2056	1,000	1,075
5.500% due 01/01/2055	12,000	12,929
Chicago Park District, Illinois General Obligation Bonds, Series 2020 4.000% due 01/01/2034	1,200	1,227
Chicago, Illinois Certificates of Participation Bonds, Series 2016 5.000% due 03/15/2034	1,835	1,820
Chicago, Illinois General Obligation Bonds, Series 2002 5.000% due 01/01/2024	1,915	1,935
Chicago, Illinois General Obligation Bonds, Series 2019 5.000% due 01/01/2039	1,000	1,027
Chicago, Illinois General Obligation Bonds, Series 2020 5.000% due 01/01/2031	1,000	1,063
Chicago, Illinois Waterworks Revenue Bonds, Series 2014 4.000% due 11/01/2032	50	51
Illinois Finance Authority Revenue Bonds, Series 2017 5.125% due 02/15/2045 ^(b)	250	113
Illinois Finance Authority Revenue Bonds, Series 2019 5.000% due 11/01/2035	2,100	1,923
Illinois Finance Authority Revenue Bonds, Series 2020
3.510% due 05/15/2041	2,070	1,622
4.000% due 08/15/2039	5,370	5,340
4.000% due 08/15/2040	3,500	3,462
Illinois Sales Tax State Revenue Notes, Series 2021 5.000% due 06/15/2031	2,000	2,171
Illinois State General Obligation Bonds, (BABs), Series 2010 7.350% due 07/01/2035	1,026	1,127
Illinois State General Obligation Bonds, Series 2014 5.250% due 02/01/2029	950	963
Illinois State General Obligation Bonds, Series 2020 4.000% due 10/01/2034	3,400	3,477

Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	March 31, 2023 (Unaudited)

Illinois State General Obligation Notes, Series 2017 5.000% due 11/01/2027	3,530	3,834
Illinois State General Obligation Notes, Series 2018 5.000% due 10/01/2023	1,500	1,514
Illinois State General Obligation Notes, Series 2020
5.375% due 05/01/2023	1,250	1,252
5.500% due 05/01/2030	4,500	5,069
Illinois State General Obligation Notes, Series 2022
5.000% due 03/01/2024	3,000	3,052
5.000% due 03/01/2025	2,040	2,114
5.000% due 03/01/2026	4,000	4,227
Illinois State Revenue Bonds, Series 2013 5.000% due 06/15/2026	3,215	3,225
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (NPFGC Insured), Series 2002
0.000% due 06/15/2034 (d)	1,000	645
0.000% due 12/15/2037 (d)	2,000	1,044
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2020 4.000% due 06/15/2050	7,260	6,330
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2022 4.000% due 12/15/2047	765	677
Regional Transportation Authority, Illinois Revenue Bonds, (NPFGC Insured), Series 2003 5.750% due 06/01/2033	2,000	2,414
Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2023 5.000% due 01/01/2036	1,800	1,965
Sales Tax Securitization Corp., Illinois Revenue Notes, Series 2020 5.000% due 01/01/2029	1,500	1,676

		83,409

INDIANA 2.0%
Indiana Finance Authority Midwestern Disaster Relief Revenue Bonds, Series 2012 4.250% due 11/01/2030	2,750	2,778
Indiana Finance Authority Revenue Bonds, Series 2012 3.000% due 11/01/2030	7,500	6,972
Indiana Finance Authority Revenue Bonds, Series 2019 7.000% due 03/01/2039	9,385	7,086
Indiana Finance Authority Revenue Bonds, Series 2022 4.500% due 12/15/2046	6,000	6,001
Whiting, Indiana Revenue Bonds, Series 2016 4.400% due 03/01/2046	10,000	10,193
Whiting, Indiana Revenue Bonds, Series 2019 5.000% due 12/01/2044	2,000	2,046

		35,076

IOWA 1.5%
Cedar Rapids, Iowa Revenue Bonds, (AMBAC Insured), Series 2003 6.496% due 08/15/2032	3,800	3,781
Cedar Rapids, Iowa Revenue Bonds, (AMBAC Insured), Series 2005 7.928% due 08/15/2029	7,220	7,211
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022 4.000% due 12/01/2050	6,230	6,074
Iowa Finance Authority Revenue Bonds, Series 2021 1.500% due 01/01/2042	4,500	4,427
Iowa Finance Authority Revenue Bonds, Series 2022 8.000% due 01/01/2042	5,640	5,277

		26,770

KENTUCKY 2.3%
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2016 6.000% due 11/15/2036	685	579
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2021 5.000% due 07/01/2050	4,000	3,128
Kentucky Economic Development Finance Authority Revenue Notes, Series 2021 4.250% due 07/01/2031	1,380	1,202
Kentucky Public Energy Authority Revenue Bonds, Series 2018 4.000% due 01/01/2049	5,500	5,498
Kentucky Public Energy Authority Revenue Bonds, Series 2022
4.000% due 08/01/2052	1,325	1,295
4.429% (SOFRRATE) due 08/01/2052 ~	3,900	3,725
Kentucky State Property & Building Commission Revenue Bonds, Series 2019 4.000% due 11/01/2034	1,250	1,294
Louisville Regional Airport Authority, Kentucky Revenue Bonds, Series 1999 3.900% due 01/01/2029	15,500	15,500
Owen County, Kentucky Revenue Bonds, Series 2019 2.450% due 06/01/2039	2,000	1,853
Scott County, Kentucky School District Finance Corp. Revenue Bonds, (BAM Insured), Series 2022 5.000% due 09/01/2041	5,000	5,541

		39,615

LOUISIANA 0.5%
Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds, Series 2021 2.500% due 04/01/2036	1,595	1,326

Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	March 31, 2023 (Unaudited)

Louisiana Public Facilities Authority Revenue Bonds, Series 2017 0.000% due 10/01/2029 (e)	305	322
Parish of St James, Louisiana Revenue Bonds, Series 2010 6.350% due 10/01/2040	2,200	2,373
Parish of St James, Louisiana Revenue Bonds, Series 2011 5.850% due 08/01/2041	2,500	2,566
Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017 2.100% due 06/01/2037	2,750	2,685

		9,272

MAINE 0.1%
Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series 2013 5.000% due 07/01/2043	1,000	1,005

MARYLAND 0.6%
Maryland Department of Transportation State Revenue Bonds, Series 2019 4.000% due 10/01/2032	1,080	1,142
Maryland Economic Development Corp. Revenue Bonds, Series 2021 3.997% due 04/01/2034	1,225	987
Maryland Economic Development Corp. Tax Allocation Bonds, Series 2020 4.000% due 09/01/2050	2,500	2,045
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2020 3.052% due 07/01/2040	2,500	1,939
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2021
3.762% due 01/01/2043	2,000	1,392
4.000% due 06/01/2036	200	199
Maryland State Transportation Authority Revenue Bonds, Series 2021 5.000% due 07/01/2046	2,100	2,322

		10,026

MASSACHUSETTS 1.5%
Commonwealth of Massachusetts General Obligation Bonds, Series 2020 2.514% due 07/01/2041	5,000	3,805
Commonwealth of Massachusetts General Obligation Bonds, Series 2022 5.250% due 10/01/2047	7,000	7,954
Massachusetts Development Finance Agency Revenue Bonds, Series 2013 5.000% due 07/01/2044	5,215	5,092
Massachusetts Development Finance Agency Revenue Bonds, Series 2018 5.000% due 07/01/2048	6,500	6,698
Massachusetts Development Finance Agency Revenue Bonds, Series 2021
4.000% due 07/01/2046	1,000	871
5.000% due 07/01/2032	250	282
Massachusetts Development Finance Agency Revenue Notes, Series 2021 5.000% due 07/01/2030	150	169
Massachusetts School Building Authority Revenue Bonds, Series 2019 5.000% due 02/15/2044	1,500	1,618

		26,489

MICHIGAN 1.4%
Detroit, Michigan General Obligation Bonds, Series 2014 4.000% due 04/01/2044	10,191	7,537
Detroit, Michigan General Obligation Notes, Series 2021 2.189% due 04/01/2024	400	381
Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006 3.794% (US0003M) due 07/01/2032 ~	2,930	2,751
Great Lakes Water Authority Sewage Disposal System, Michigan Revenue Bonds, Series 2020 2.365% due 07/01/2032	2,000	1,662
Michigan Finance Authority Revenue Bonds, Series 2020
0.000% due 06/01/2045 (d)	5,000	1,150
0.000% due 06/01/2065 (d)	30,650	3,036
5.000% due 06/01/2040	4,895	5,088
Michigan Finance Authority Revenue Bonds, Series 2021 5.000% due 05/01/2046	1,100	927
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008 0.000% due 06/01/2046 (d)	12,000	1,442

		23,974

MINNESOTA 0.2%
Minneapolis-St Paul Metropolitan Airports Commission, Minnesota Revenue Bonds, Series 2022
5.000% due 01/01/2034	1,000	1,119
5.000% due 01/01/2036	1,900	2,089

		3,208

MISSOURI 0.2%
Cape Girardeau County, Missouri Industrial Development Authority Revenue Bonds, Series 2021 4.000% due 03/01/2046	1,400	1,175

Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	March 31, 2023 (Unaudited)

Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2019 4.000% due 02/15/2044	2,200	2,114

		3,289

NEVADA 0.4%
Las Vegas, Nevada Revenue Bonds, Series 2016 4.375% due 06/15/2035	3,600	3,285
Reno, Nevada Revenue Bonds, Series 2018 0.000% due 07/01/2058 (d)	32,500	4,134

		7,419

NEW HAMPSHIRE 0.9%
New Hampshire Business Finance Authority Revenue Bonds, Series 2018 4.345% (MUNIPSA) due 10/01/2033 ~	1,000	976
New Hampshire Business Finance Authority Revenue Bonds, Series 2023 4.837% due 07/20/2036	8,645	8,570
New Hampshire Business Finance Authority Revenue Notes, Series 2019 2.150% due 09/01/2025	1,000	976
New Hampshire Business Finance Authority Revenue Notes, Series 2023 5.087% due 07/20/2027	5,500	5,630
New Hampshire Health and Education Facilities Authority Act Revenue Notes, Series 2017 4.125% due 07/01/2024 ^(b)	864	190

		16,342

NEW JERSEY 2.0%
Atlantic City, New Jersey General Obligation Bonds, Series 2015 6.375% due 03/01/2030	890	919
New Jersey Economic Development Authority Revenue Bonds, Series 2021 4.000% due 06/15/2040	1,000	996
New Jersey Economic Development Authority Revenue Bonds, Series 2022 5.000% due 11/01/2036	2,500	2,777
New Jersey Economic Development Authority Revenue Notes, Series 2017 5.000% due 06/15/2027	1,450	1,565
New Jersey Economic Development Authority Revenue Notes, Series 2019 5.250% due 04/01/2028 (g)	6,000	6,629
New Jersey Economic Development Authority Special Assessment Bonds, Series 2002 5.750% due 04/01/2031	5,000	4,987
New Jersey Transportation Trust Fund Authority Revenue Bonds, (NPFGC Insured), Series 2006 0.000% due 12/15/2031 (d)	6,165	4,606
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2010 0.000% due 12/15/2032 (d)	2,000	1,427
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2018 4.000% due 12/15/2031	3,000	3,133
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2020
4.000% due 06/15/2036	2,000	2,038
4.000% due 06/15/2038	1,000	1,005
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018 5.000% due 06/01/2046	900	904
Union County, New Jersey Improvement Authority Revenue Bonds, Series 2021 8.500% due 06/01/2041	5,000	3,506

		34,492

NEW MEXICO 0.4%
Farmington, New Mexico Revenue Bonds, Series 2005 1.800% due 04/01/2029	8,440	7,342

NEW YORK 11.4%
Build NYC Resource Corp., New York Revenue Bonds, Series 2018 5.625% due 12/01/2050	7,135	7,132
Build NYC Resource Corp., New York Revenue Bonds, Series 2022 5.750% due 06/01/2042	1,000	1,030
Build NYC Resource Corp., New York Revenue Notes, Series 2022 5.000% due 06/01/2032	200	203
Huntington Local Development Corp., New York Revenue Notes, Series 2021 3.000% due 07/01/2025	180	174
Long Island Power Authority, New York Revenue Bonds, Series 2021 1.500% due 09/01/2051	2,560	2,415
New York City Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006 7.290% due 03/01/2026	3,000	3,167
New York City Industrial Development Agency, New York Revenue Notes, (AGM Insured), Series 2020 5.000% due 03/01/2029	1,750	1,957
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2010 3.650% due 08/01/2039	5,000	5,000
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2019
3.650% due 11/01/2044	8,425	8,425
4.000% due 11/01/2040	5,000	5,001
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2020
4.000% due 11/01/2040	5,000	5,001
4.000% due 05/01/2047	5,000	4,882
New York City Water & Sewer System, New York Revenue Bonds, Series 2012 4.000% due 06/15/2046	38,000	38,000

Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	March 31, 2023 (Unaudited)

New York City Water & Sewer System, New York Revenue Bonds, Series 2013 3.650% due 06/15/2050	12,900	12,900
New York City, New York General Obligation Bonds, Series 2022 5.250% due 10/01/2042	4,080	4,632
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2021 4.000% due 08/01/2039	1,000	1,010
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2022 5.500% due 11/01/2045	7,000	8,095
New York City, New York Water & Sewer System Revenue Bonds, Series 2010 3.750% due 06/15/2043	7,100	7,100
New York County, New York Tobacco Trust Revenue Bonds, Series 2005
0.000% due 06/01/2055 (d)	26,000	1,968
0.000% due 06/01/2060 (d)	90,000	3,305
New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	12,000	11,569
5.375% due 11/15/2040	2,500	2,498
New York State Dormitory Authority Memorial Sloan-Kettering Cancer Revenue Bonds, Series 2022 4.000% due 07/01/2051	10,000	9,600
New York State Dormitory Authority Revenue Bonds, Series 2020
4.000% due 03/15/2034	2,420	2,589
4.000% due 02/15/2047	6,435	6,274
New York State Dormitory Authority Revenue Bonds, Series 2021 4.000% due 03/15/2040	5,000	5,012
New York State Thruway Authority Revenue Bonds, Series 2019 2.900% due 01/01/2035	2,000	1,697
New York Transportation Development Corp. Revenue Bonds, Series 2018
5.000% due 01/01/2034	1,100	1,132
5.000% due 01/01/2036	500	506
New York Transportation Development Corp. Revenue Bonds, Series 2020 5.250% due 08/01/2031	2,595	2,679
New York Transportation Development Corp. Revenue Notes, Series 2018 5.000% due 01/01/2025	2,000	2,031
New York Transportation Development Corp. Revenue Notes, Series 2020 4.000% due 10/01/2030	10,000	9,819
New York Transportation Development Corp. Revenue Notes, Series 2021 2.250% due 08/01/2026	2,600	2,420
Port Authority of New York & New Jersey Revenue Bonds, Series 2022 5.500% due 08/01/2052	2,000	2,225
Suffolk Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2021 0.000% due 06/01/2066 (d)	62,170	6,985
Syracuse Industrial Development Agency, New York Revenue Bonds, (SGI Insured), Series 2007 5.693% due 01/01/2028	7,245	6,906
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2020 5.000% due 11/15/2054	1,500	1,605
TSASC, Inc., New York Revenue Bonds, Series 2016 5.000% due 06/01/2045	1,250	1,166
Yonkers Economic Development Corp., New York Revenue Bonds, Series 2019 5.000% due 10/15/2054	930	828

		198,938

NORTH CAROLINA 0.8%
Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, Series 2007 3.650% due 01/15/2037	5,000	5,000
North Carolina Department of Transportation Revenue Bonds, Series 2015 5.000% due 06/30/2054	9,000	8,706

		13,706

NORTH DAKOTA 0.1%
Grand Forks County, North Dakota Revenue Bonds, Series 2021
6.625% due 12/15/2031 ^(b)	1,500	825
7.000% due 12/15/2043 ^(b)	1,000	550

		1,375

OHIO 4.3%
Adams County, Ohio Revenue Bonds, Series 2019 6.900% due 10/01/2049	2,470	2,503
Allen County, Ohio Hospital Facilities Revenue Bonds, Series 2010 3.800% due 06/01/2034	10,000	10,000
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
0.000% due 06/01/2057 (d)	25,765	3,086
5.000% due 06/01/2055	2,395	2,172
Cleveland-Cuyahoga County, Ohio Port Authority Tax Allocation Bonds, Series 2021 4.000% due 12/01/2055	985	830
Franklin County, Ohio Convention Facilities Authority Revenue Bonds, Series 2019 5.000% due 12/01/2044	1,000	956
Franklin County, Ohio Revenue Bonds, Series 2019 4.000% due 12/01/2044	1,575	1,536
Geisinger Authority, Ohio Revenue Bonds, Series 2017 4.000% due 02/15/2047	13,000	12,094
Kent State University, Ohio Revenue Bonds, Series 2022 5.000% due 05/01/2034	1,425	1,657

Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	March 31, 2023 (Unaudited)

Montgomery County, Ohio Revenue Bonds, Series 2018 6.250% due 04/01/2049 ^(b)	3,185	1,115
Ohio Air Quality Development Authority Dayton Power And Light Company Project Revenue Bonds, Series 2015 4.250% due 11/01/2040	2,000	2,018
Ohio Air Quality Development Authority Duke Energy Corporation Project Revenue Bonds, Series 2022 4.250% due 11/01/2039	9,000	9,086
Ohio Air Quality Development Authority Revenue Bonds, Series 2005 2.100% due 04/01/2028	1,000	974
Ohio Air Quality Development Authority Revenue Bonds, Series 2014 2.400% due 12/01/2038	1,000	885
Ohio Air Quality Development Authority Revenue Bonds, Series 2019 5.000% due 07/01/2049	3,850	3,480
Ohio Higher Educational Facility Commission Revenue Bonds, Series 2008 3.720% due 01/01/2043	17,550	17,550
Southern Ohio Port Authority Revenue Bonds, Series 2020 7.000% due 12/01/2042	2,700	2,164
Southern Ohio Port Authority Revenue Notes, Series 2020
6.250% due 12/01/2025	1,500	1,424
6.500% due 12/01/2030	1,500	1,321

		74,851

OKLAHOMA 0.3%
Oklahoma Development Finance Authority Revenue Bonds, Series 2019 4.000% due 08/01/2036	1,230	1,125
Oklahoma Development Finance Authority Revenue Bonds, Series 2021 8.000% due 12/01/2041	6,000	4,713

		5,838

OREGON 0.7%
Clackamas County, Oregon Hospital Facility Authority Revenue Bonds, Series 2018 5.000% due 05/15/2052	355	294
Clackamas County, Oregon Hospital Facility Authority Revenue Bonds, Series 2020 5.375% due 11/15/2055	750	674
Multnomah County School District 40, Oregon General Obligations, Series 2023 0.000% due 06/15/2034 (d)	1,850	1,241
Oregon Department of Transportation State Revenue Notes, Series 2020 1.084% due 11/15/2027	9,500	8,275
Oregon State Business Development Commission Revenue Bonds, Series 2017 6.500% due 04/01/2031 ^(b)	3,900	285
Oregon State Business Development Commission Revenue Bonds, Series 2018 6.500% due 04/01/2031 ^(b)	8,500	620
Oregon State Business Development Commission Revenue Bonds, Series 2020 9.000% due 04/01/2037 ^(b)	5,230	382

		11,771

PENNSYLVANIA 3.9%
Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania Revenue Bonds, Series 2022 5.250% due 05/01/2042	6,000	5,907
Blythe Township Solid Waste Authority, Pennsylvania Revenue Bonds, Series 2017 7.750% due 12/01/2037	1,875	2,204
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2020 4.000% due 04/01/2050	2,000	1,834
General Authority of Southcentral Pennsylvania Revenue Bonds, Series 2019 3.800% due 06/01/2035	12,585	12,585
Lehigh County, Pennsylvania Revenue Bonds, Series 2019 5.070% (MUNIPSA) due 08/15/2038 ~(g)	2,960	2,924
Luzerne County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2019 2.450% due 12/01/2039	2,000	1,848
Mercer County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2020 6.125% due 10/01/2050	2,120	1,666
Montgomery County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2023 4.450% due 10/01/2034 (a)	5,000	5,078
Pennsylvania Economic Development Financing Authority Revenue Bonds, (AGM Insured), Series 2022 5.750% due 12/31/2062	2,000	2,190
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2009 6.400% due 12/01/2038 ^(b)	450	198
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2015
5.000% due 12/31/2030	6,695	6,902
5.000% due 12/31/2038	1,150	1,162
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2019 3.000% due 04/01/2039	3,000	2,575
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2021 9.000% due 04/01/2051	5,000	5,638
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2022
5.250% due 06/30/2053	500	507
5.500% due 06/30/2040	5,000	5,416
Pennsylvania Turnpike Commission Revenue Bonds, Series 2021 4.000% due 12/01/2040	1,400	1,426
Philadelphia Authority for Industrial Development, Pennsylvania Revenue Bonds, Series 2017 5.500% due 12/01/2058	2,500	2,256

Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	March 31, 2023 (Unaudited)

Southeastern Pennsylvania Transportation Authority Revenue Bonds, Series 2022 5.250% due 06/01/2043	5,000	5,696

		68,012

PUERTO RICO 7.6%
Children's Trust Fund, Puerto Rico Revenue Bonds, Series 2008 0.000% due 05/15/2057 (d)	87,500	5,945
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	33,337	14,543
0.000% due 11/01/2051	75,282	28,186
Commonwealth of Puerto Rico General Obligation Bonds, Series 2021 4.000% due 07/01/2041	16,500	13,424
Commonwealth of Puerto Rico General Obligation Notes, Series 2021 5.625% due 07/01/2027	2,758	2,853
GDB Debt Recovery Authority of Puerto Rico Revenue Bonds, Series 2018 7.500% due 08/20/2040	14,390	11,944
Puerto Rico Electric Power Authority Revenue Bonds, Series 2010 5.250% due 07/01/2030 ^(b)	300	216
Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2022
0.000% due 07/01/2053 (e)	20,078	11,745
5.000% due 07/01/2062	2,189	2,079
Puerto Rico Highway & Transportation Authority Revenue Notes, Series 2022 0.000% due 07/01/2032 (d)	1,422	889
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (d)	63,410	16,651
0.000% due 07/01/2051 (d)	77,839	15,150
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
4.550% due 07/01/2040	4,493	4,213
4.784% due 07/01/2058	4,490	4,087

		131,925

RHODE ISLAND 1.1%
Tobacco Settlement Financing Corp, Rhode Island Revenue Bonds, Series 2015 4.500% due 06/01/2045	4,000	3,957
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2007 0.000% due 06/01/2052 (d)	1,700	269
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2040	4,500	4,537
5.000% due 06/01/2050	10,000	9,826

		18,589

SOUTH CAROLINA 0.2%
South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2020 5.000% due 12/01/2046	2,000	2,119
South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2021 6.500% due 06/01/2051	500	380
South Carolina Jobs-Economic Development Authority Revenue Notes, Series 2021 8.750% due 07/01/2025	700	749
South Carolina Public Service Authority Revenue Bonds, Series 2013 5.784% due 12/01/2041	1,000	1,037

		4,285

TENNESSEE 1.5%
Franklin Health & Educational Facilities Board, Tennessee Revenue Notes, Series 2017 6.500% due 06/01/2027 ^(b)	2,620	577
Memphis-Shelby County, Tennessee Industrial Development Board Tax Allocation Bonds, Series 2017
5.500% due 07/01/2037	1,420	1,041
5.625% due 01/01/2046	1,900	1,180
Metropolitan Government of Nashville & Davidson County, Tennessee Industrial Development Board Special Assessment Bonds, Series 2021 0.000% due 06/01/2043 (d)	2,000	663
Shelby County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2019 5.750% due 10/01/2059	2,250	1,697
Tennergy Corp, Tennessee Revenue Bonds, Series 2022 5.500% due 10/01/2053	5,750	6,108
Tennergy Corp., Tennessee Revenue Bonds, Series 2021 4.000% due 12/01/2051	10,185	10,037
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2021 5.000% due 05/01/2052	5,000	5,220

		26,523

TEXAS 4.5%
Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
7.500% due 12/01/2045	2,675	1,774
12.000% due 12/01/2045	9,000	7,830
Austin, Texas Airport System Revenue Notes, Series 2022 5.000% due 11/15/2030	1,750	1,957
Brazoria County, Texas Industrial Development Corp. Revenue Bonds, Series 2019
7.000% due 03/01/2039	1,000	925
9.000% due 03/01/2039	2,460	2,592

Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	March 31, 2023 (Unaudited)

Brazoria County, Texas Industrial Development Corp. Revenue Bonds, Series 2022 10.000% due 06/01/2042	3,000	2,974
Calhoun County, Texas Navigation Industrial Development Authority Revenue Notes, Series 2021
3.625% due 07/01/2026	2,250	2,042
6.500% due 07/01/2026	2,750	2,594
Central Texas Regional Mobility Authority Revenue Bonds, Series 2021 4.000% due 01/01/2036	2,000	2,044
Central Texas Turnpike System Revenue Bonds, Series 2015
0.000% due 08/15/2037 (d)	10,000	5,300
5.000% due 08/15/2042	1,000	1,004
City of Corpus Christi, Texas Utility System Revenue Bonds, Series 2022 5.000% due 07/15/2052	5,000	5,454
Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2014 5.250% due 11/01/2026	1,000	1,010
Dallas Housing Finance Corp., Texas Revenue Bonds, Series 2022 6.000% due 12/01/2062	3,000	3,099
Fort Bend Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2022 3.000% due 08/01/2052	6,050	6,042
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2020 4.000% due 10/01/2049	3,000	2,864
Matagorda County, Texas Navigation District No 1 Revenue Bonds, Series 2001 2.600% due 11/01/2029	4,260	3,852
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2016
4.000% due 07/01/2036 ^	2,065	1,378
5.000% due 07/01/2046 ^	2,750	1,836
5.000% due 07/01/2046	3,000	1,500
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017 5.000% due 07/01/2047 ^	1,500	1,020
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2019
4.000% due 12/01/2054	450	298
5.000% due 12/01/2054	250	211
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2021 5.500% due 01/01/2057	3,000	2,176
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Notes, Series 2016
4.000% due 07/01/2023	50	25
4.000% due 07/01/2024	40	20
Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2019 1.600% due 08/01/2049	250	244
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2015 1.125% due 12/01/2045	4,000	3,584
Texas Department of Housing & Community Affairs Revenue Bonds, (GNMA Insured), Series 2023 5.500% due 07/01/2053	4,500	4,923
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006 4.710% (US0003M) due 12/15/2026 ~	3,000	2,959
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Series 2019 5.000% due 12/31/2033	3,000	3,203
Texas Water Development Board Revenue Bonds, Series 2022 5.000% due 10/15/2057	1,750	1,933

		78,667

U.S. VIRGIN ISLANDS 0.7%
Matching Fund Special Purpose Securitization Corp., U.S. Virgin Islands Revenue Bonds, Series 2022 5.000% due 10/01/2039	10,565	10,372
Matching Fund Special Purpose Securitization Corp., U.S. Virgin Islands Revenue Notes, Series 2022 5.000% due 10/01/2032	1,540	1,575

		11,947

UTAH 0.4%
Military Installation Development Authority, Utah Revenue Bonds, Series 2021 4.000% due 06/01/2052	6,500	4,629
UIPA Crossroads Public Infrastructure District, Utah Tax Allocation Bonds, Series 2021 4.375% due 06/01/2052	2,500	2,130

		6,759

VIRGINIA 1.7%
Carilion Clinic Obligated Group, Virginia Revenue Bonds, Series 2020 4.000% due 07/01/2051	5,725	5,551
Farms New Kent Community Development Authority, Virginia Special Assessment Bonds, Series 2021 3.750% due 03/01/2036	9,625	9,022
Lynchburg Economic Development Authority, Virginia Revenue Bonds, Series 2021
4.000% due 01/01/2038	1,100	1,080
4.000% due 01/01/2041	455	442
Virginia Small Business Financing Authority Revenue Bonds, Series 2017 5.000% due 12/31/2052	440	433
Virginia Small Business Financing Authority Revenue Bonds, Series 2019
0.000% due 07/01/2061 (d)	29,035	1,430
5.000% due 07/01/2034	8,015	7,579

Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	March 31, 2023 (Unaudited)

7.500% due 07/01/2052	3,500	3,299

		28,836

WASHINGTON 0.3%
Washington State Convention Center Public Facilities District Revenue Notes, Series 2021 4.000% due 07/01/2031	5,850	5,599

WEST VIRGINIA 0.7%
Monongalia County, West Virginia Commission Excise Tax District Revenue Bonds, Series 2021 4.875% due 06/01/2043	1,000	911
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (d)	70,100	6,223
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020 4.875% due 06/01/2049	5,000	4,527

		11,661

WISCONSIN 2.5%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2017
6.750% due 08/01/2031	7,000	3,850
7.000% due 01/01/2050	1,000	1,100
Public Finance Authority, Wisconsin Revenue Bonds, Series 2018 6.375% due 01/01/2048	2,000	1,230
Public Finance Authority, Wisconsin Revenue Bonds, Series 2019 5.875% due 10/01/2054	1,500	1,268
Public Finance Authority, Wisconsin Revenue Bonds, Series 2020
5.000% due 01/01/2055	1,000	760
5.250% due 03/01/2045	1,500	1,330
Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
0.000% due 01/01/2061 (d)	4,685	218
4.000% due 09/30/2051	985	815
4.000% due 03/31/2056	4,000	3,229
4.500% due 06/01/2056	7,670	5,782
5.000% due 07/01/2037	500	529
5.000% due 07/01/2039	500	523
5.000% due 07/01/2041	500	520
5.250% due 07/01/2061	1,450	1,112
5.625% due 06/01/2050	2,015	1,639
6.500% due 09/01/2036	2,565	2,347
6.500% due 06/01/2045	1,850	1,474
Wisconsin Center District Revenue Bonds, (AGM Insured), Series 2020
0.000% due 12/15/2033 (d)	2,755	1,858
0.000% due 12/15/2045 (d)	17,000	5,797
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016 4.000% due 11/15/2046	4,000	3,790
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2021 4.000% due 08/15/2046	4,000	3,763

		42,934

Total Municipal Bonds & Notes (Cost $1,574,103)		1,522,744

U.S. GOVERNMENT AGENCIES 0.1%
Freddie Mac 3.125% due 09/25/2036	1,989	1,783

Total U.S. Government Agencies (Cost $1,744)		1,783

ASSET-BACKED SECURITIES 0.2%
Louisiana Local Government Environmental Facilities & Community Development Authority 5.198% due 12/01/2039	3,300	3,398

Total Asset-Backed Securities (Cost $3,300)		3,398

	SHARES
MUTUAL FUNDS 1.3%
BlackRock MuniHoldings California Quality Fund, Inc.	420,229	4,648
BlackRock MuniHoldings Fund, Inc.	167,840	2,023
BlackRock MuniVest Fund, Inc.	400,900	2,774
BlackRock MuniYield Quality Fund III, Inc.	198,534	2,251
BlackRock New York Municipal Income Trust	40,759	424
Nuveen California Quality Municipal Income Fund	401,979	4,426
Nuveen Municipal Credit Income Fund	299,280	3,576

Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	March 31, 2023 (Unaudited)

Nuveen Quality Municipal Income Fund	300,646	3,466

Total Mutual Funds (Cost $30,060)		23,588

PREFERRED SECURITIES 1.1%
FINANCIALS 1.1%
American Express Co. 3.550% due 09/15/2026 •(f)	5,100,000	4,307
JPMorgan Chase & Co.
3.650% due 06/01/2026 •(f)	6,875,000	6,009
5.000% due 08/01/2024 •(f)	800,000	772
PNC Financial Services Group, Inc. 3.400% due 09/15/2026 •(f)	9,250,000	7,266
SVB Financial Group 4.100% due 02/15/2031 ^(b)(f)	3,050,000	194

		18,548

INDUSTRIALS 0.0%
General Electric Co. 8.196% (US0003M + 3.330%) due 06/15/2023 ~(f)	276,000	276

Total Preferred Securities (Cost $21,486)		18,824

SHORT-TERM INSTRUMENTS 5.1%
REPURCHASE AGREEMENTS (h) 0.2%		3,094

	PRINCIPAL AMOUNT (000s)
SHORT-TERM NOTES 2.3%
Federal Home Loan Bank
4.500% due 04/03/2023 (d)	$15,800	15,800
4.550% due 04/06/2023 (d)	1,900	1,899
4.625% due 05/19/2023 (d)	3,300	3,281
4.680% due 05/16/2023 (d)	5,400	5,371
4.690% due 04/24/2023 (d)	13,800	13,764

		40,115

U.S. TREASURY BILLS 2.6%
4.618% due 04/04/2023 - 06/15/2023 (c)(d)	45,950	45,700

Total Short-Term Instruments (Cost $88,912)		88,909

Total Investments in Securities (Cost $1,781,966)		1,717,666

Total Investments 98.8% (Cost $1,781,966)		$1,717,666
Remarketable Variable Rate MuniFund Term Preferred Shares, at liquidation value (23.0)%		(399,141)
Financial Derivative Instruments (i) (0.0)%(Cost or Premiums, net $0)		(260)
Other Assets and Liabilities, net 24.2%		420,844

Net Assets Applicable to Common Shareholders 100.0%		$1,739,109

Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	March 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Security is not accruing income as of the date of this report.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Security becomes interest bearing at a future date.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

California Municipal Finance Authority Revenue Bonds, Series 2021	4.000%	09/01/2050	11/22/2022	$1,603	$1,595	0.09%
Lehigh County, Pennsylvania Revenue Bonds, Series 2019	5.070	08/15/2038	09/14/2021	3,027	2,924	0.17
New Jersey Economic Development Authority Revenue Notes, Series 2019	5.250	04/01/2028	11/04/2022	6,281	6,629	0.38

$10,911	$11,148	0.64%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(h)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.200%	03/31/2023	04/03/2023	$3,094	U.S. Treasury Inflation Protected Securities 0.125% due 07/15/2024	$(3,156)	$3,094	$3,094

Total Repurchase Agreements	$(3,156)	$3,094	$3,094

(1)	Includes accrued interest.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note June Futures	06/2023	45	$(5,171)	$(36)	$0	$(15)
U.S. Treasury Long-Term Bond June Futures	06/2023	85	(11,148)	(466)	0	(85)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2023	119	(16,794)	(552)	0	(160)

Total Futures Contracts	$(1,054)	$0	$(260)

Cash of $3,714 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2023.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2023

Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	March 31, 2023 (Unaudited)

Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$6,536	$6,536
Corporate Bonds & Notes
Banking & Finance	0	3,310	19,135	22,445
Industrials	0	29,439	0	29,439
Municipal Bonds & Notes
Alabama	0	30,527	0	30,527
Alaska	0	8,033	0	8,033
Arizona	0	22,441	0	22,441
Arkansas	0	3,302	0	3,302
California	0	203,053	0	203,053
Colorado	0	41,118	0	41,118
Connecticut	0	30,193	0	30,193
Delaware	0	33,205	0	33,205
Florida	0	28,338	0	28,338
Georgia	0	45,952	0	45,952
Guam	0	1,517	0	1,517
Idaho	0	5,121	0	5,121
Illinois	0	83,409	0	83,409
Indiana	0	35,076	0	35,076
Iowa	0	26,770	0	26,770
Kentucky	0	39,615	0	39,615
Louisiana	0	9,272	0	9,272
Maine	0	1,005	0	1,005
Maryland	0	10,026	0	10,026
Massachusetts	0	26,489	0	26,489
Michigan	0	23,974	0	23,974
Minnesota	0	3,208	0	3,208
Missouri	0	3,289	0	3,289
Nevada	0	7,419	0	7,419
New Hampshire	0	16,342	0	16,342
New Jersey	0	34,492	0	34,492
New Mexico	0	7,342	0	7,342
New York	0	198,938	0	198,938
North Carolina	0	13,706	0	13,706
North Dakota	0	1,375	0	1,375
Ohio	0	74,851	0	74,851
Oklahoma	0	5,838	0	5,838
Oregon	0	11,771	0	11,771
Pennsylvania	0	68,012	0	68,012
Puerto Rico	0	131,925	0	131,925
Rhode Island	0	18,589	0	18,589
South Carolina	0	4,285	0	4,285
Tennessee	0	26,523	0	26,523
Texas	0	78,667	0	78,667
U.S. Virgin Islands	0	11,947	0	11,947
Utah	0	6,759	0	6,759
Virginia	0	28,836	0	28,836
Washington	0	5,599	0	5,599
West Virginia	0	11,661	0	11,661
Wisconsin	0	42,934	0	42,934
U.S. Government Agencies	0	1,783	0	1,783
Asset-Backed Securities	0	3,398	0	3,398
Mutual Funds	23,588	0	0	23,588
Preferred Securities
Financials	0	18,548	0	18,548
Industrials	0	276	0	276
Short-Term Instruments
Repurchase Agreements	0	3,094	0	3,094
Short-Term Notes	0	40,115	0	40,115
U.S. Treasury Bills	0	45,700	0	45,700

Total Investments	$23,588	$1,668,407	$25,671	$1,717,666

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(260)	$0	$(260)

Total Financial Derivative Instruments	$0	$(260)	$0	$(260)

Totals	$23,588	$1,668,147	$25,671	$1,717,406

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2023:
Category and Subcategory	Beginning Balance at 12/31/2022	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2023	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2023 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$0	$6,536	$0	$(1)	$0	$1	$0	$0	$6,536	$1

Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	March 31, 2023 (Unaudited)

Corporate Bonds & Notes
Banking & Finance	19,488	0	(235)	0	5	(123)	0	0	19,135	(126)
Industrials	4,492	0	0	1	0	(472)	0	(4,021)	0	0

Totals	$23,980	$6,536	$(235)	$0	$5	$(594)	$0	$(4,021)	$25,671	$(125)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 03/31/2023	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$6,536	Recent Transaction			Price			$105.539	—
Corporate Bonds & Notes
Banking & Finance		19,135	Discounted Cash Flow			Discount Rate			3.860 - 12.530	11.296

Total		$25,671

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2023 may be due to an investment no longer held or categorized as Level 3 at period end.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund’s shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Fund may calculate its NAV as of the NYSE Close for such day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Source. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments, and in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Sources’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Manager, the responsibility for monitoring significant events that may

Notes to Financial Statements (Cont.)

materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security.

Fair valuation may require subjective determinations about the value of a security. While the Fund’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of March 31, 2023, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
FICC	Fixed Income Clearing Corporation

Currency Abbreviations:
USD (or $)	United States Dollar

Index/Spread Abbreviations:
MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index	SOFR	Secured Overnight Financing Rate	US0003M	ICE 3-Month USD LIBOR

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	FGIC	Financial Guaranty Insurance Co.	PSF	Public School Fund
AMBAC	American Municipal Bond Assurance Corp.	GNMA	Government National Mortgage Association	SGI	Syncora Guarantee, Inc.
BAM	Build America Mutual Assurance	NPFGC	National Public Finance Guarantee Corp.

Other Abbreviations:
BABs	Build America Bonds	TBA	To-Be-Announced